Pension Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 254,000			$ 266,000
Prepaid pension	171,000			134,000
Fair value of plan assets	488,000			473,000
Accumulated other comprehensive loss	30,000			(15,000)
Net periodic benefit cost	(2,000)			(2,000)	$ 1,000
Defined benefit plan, expected contribution in 2023	0
Expected future benefit payments from 2024 to 2028	13,000
Expected future benefit payments from 2029 to 2033	$ 87,000
Hong Kong
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	5.00%	5.00%	5.00%
Pension Plan | Operating Expenses
Defined Benefit Plan Disclosure [Line Items]
Total amount of defined contribution pension expenses	$ 137,000			$ 163,000	$ 167,000
Pension Plan | Taiwan
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	2.00%	2.00%	2.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	45 months	45 months	45 months
Maximum | Taiwan | Monthly Payment
Defined Benefit Plan Disclosure [Line Items]
Maximum monthly contribution for each employee	$ 275	$ 9,000
Maximum | Hong Kong | Monthly Payment
Defined Benefit Plan Disclosure [Line Items]
Maximum monthly contribution for each employee	$ 193		$ 1,500
Minimum | Pension Plan | Taiwan
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	6.00%	6.00%	6.00%
For each of first 15 years of service
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	2 months	2 months	2 months
For each year of service thereafter
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	1 month	1 month	1 month